Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Provision for (reversal of) current income taxes
Adjustments for prior years	$ (38)	$ 607
Current income tax expense	2,294	1,411
Current income tax expense and adjustment for prior years	2,256	2,018
Provision for (reversal of) deferred income taxes
Adjustments for prior years	37	(11)
Effect of changes in tax rates and laws	4	(9)
Origination and reversal of temporary differences	(285)	(64)
Deferred tax expense income	(244)	(84)
Income tax expense	2,012	1,934	[1]
OCI	578	(219)
Total comprehensive income	$ 2,590	$ 1,715

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.